UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

	Principal Amount	Value
Asset-Backed Securities—6.0%
American Credit Acceptance Receivables Trust, Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	$1,245,000	$1,243,507
AmeriCredit Automobile Receivables Trust:
Series 2016-4, Cl. D, 2.74%, 12/8/22	2,500,000	2,479,666
Series 2017-1, Cl. D, 3.13%, 1/18/23	2,850,000	2,857,069
Series 2017-2, Cl. D, 3.42%, 4/18/23	2,405,000	2,431,092
Series 2017-4, Cl. D, 3.08%, 12/18/23	1,800,000	1,794,591
CarFinance Capital Auto Trust, Series 2014-1A, Cl. D, 4.90%, 4/15/20[1]	860,000	872,692
CarMax Auto Owner Trust:
Series 2016-3, Cl. D, 2.94%, 1/17/23	955,000	944,935
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,150,000	2,122,988
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,870,000	1,871,064
CCG Receivables Trust, Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	1,810,000	1,792,442
CPS Auto Receivables Trust, Series 2017-C, Cl. B, 2.30%, 7/15/21[1]	785,000	782,008
Credit Acceptance Auto Loan Trust, Series 2016-3A, Cl. C, 3.60%, 4/15/25[1]	2,010,000	2,025,362
Drive Auto Receivables Trust:
Series 2016-BA, Cl. D, 4.53%, 8/15/23[1]	3,000,000	3,085,327
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,340,000	1,376,656
Series 2017-1, Cl. B, 2.36%, 3/15/21	1,215,000	1,216,320
Series 2017-2, Cl. B, 2.25%, 6/15/21	780,000	780,491
Series 2017-2, Cl. C, 2.75%, 9/15/23	860,000	861,575
Series 2017-3, Cl. C, 2.80%, 7/15/22	1,000,000	1,000,886
Series 2017-AA, Cl. D, 4.16%, 5/15/24[1]	1,690,000	1,733,372
Series 2017-BA, Cl. D, 3.72%, 10/17/22[1]	1,790,000	1,814,643
DT Auto Owner Trust:
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	535,000	535,027
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	3,165,000	3,188,405
Series 2017-3A, Cl. D, 3.58%, 5/15/23[1]	2,060,000	2,061,033
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	2,475,000	2,469,969
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[1]	752,716	759,329
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	651,393	653,839
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	2,825,000	2,987,019
Navistar Financial Dealer Note Master Owner Trust II:
Series 2016-1, Cl. D, 4.852% [LIBOR01M+330], 9/27/21[1,2]	625,000	626,048
Series 2017-1, Cl. C, 3.102% [LIBOR01M+155], 6/27/22[1,2]	460,000	462,817
Series 2017-1, Cl. D, 3.852% [LIBOR01M+230], 6/27/22[1,2]	535,000	535,288
Santander Drive Auto Receivables Trust:
Series 2015-3, Cl. D, 3.49%, 5/17/21	3,065,000	3,110,921
Series 2016-2, Cl. D, 3.39%, 4/15/22	3,000,000	3,045,914
Series 2017-1, Cl. D, 3.17%, 4/17/23	2,430,000	2,443,822
Series 2017-2, Cl. D, 3.49%, 7/17/23	2,255,000	2,279,183
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,050,000	3,055,648

1 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Asset-Backed Securities (Continued)
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[1]	$1,425,000	$1,424,756
Total Asset-Backed Securities (Cost $62,529,067)		62,725,704

Mortgage-Backed Obligations—80.8%
Government Agency—62.8%
FHLMC/FNMA/FHLB/Sponsored—54.6%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	10,542	10,700
5.50%, 4/1/18-9/1/24	3,093,794	3,220,210
6.00%, 5/1/18-10/1/29	1,213,509	1,368,001
6.50%, 4/1/18-4/1/34	1,174,154	1,301,899
7.00%, 10/1/31-10/1/37	585,383	660,101
7.50%, 1/1/32-9/1/33	2,280,637	2,680,288
8.50%, 3/1/31	28,834	32,518
9.00%, 8/1/22-5/1/25	26,669	28,413
Federal Home Loan Mortgage Corp. Non Gold Pool, 11.00%, 11/1/20	5,529	5,570
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	107,234	20,072
Series 205, Cl. IO, 46.407%, 9/1/29[3]	711,379	151,900
Series 206, Cl. IO, 99.999%, 12/15/29[3]	45,295	11,900
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	246,820	42,334
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	43,376,215	43,210,006
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.652%, 12/1/31[5]	147,484	129,362
Series 219, Cl. PO, 13.742%, 3/1/32[5]	427,585	378,058
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 2.127% [LIBOR01M+65], 6/15/21[2]	825	825
Series 151, Cl. F, 9.00%, 5/15/21	3,538	3,706
Series 1695, Cl. F, 2.107% [D11COF+137], 3/15/24[2]	510,904	525,082
Series 2035, Cl. PC, 6.95%, 3/15/28	404,637	447,959
Series 2084, Cl. ZC, 6.50%, 8/15/28	209,194	228,864
Series 2116, Cl. ZA, 6.00%, 1/15/29	249,393	271,585
Series 2122, Cl. FD, 1.827% [LIBOR01M+35], 2/15/29[2]	323,724	323,508
Series 2132, Cl. FN, 2.261% [LIBOR01M+90], 3/15/29[2]	424,059	433,559
Series 2148, Cl. ZA, 6.00%, 4/15/29	412,540	454,223
Series 2195, Cl. LH, 6.50%, 10/15/29	732,966	814,594
Series 2220, Cl. PD, 8.00%, 3/15/30	132,158	153,961
Series 2281, Cl. Z, 6.50%, 2/15/31	952,526	1,046,246
Series 2319, Cl. BZ, 6.50%, 5/15/31	1,457,208	1,616,919
Series 2326, Cl. ZP, 6.50%, 6/15/31	332,028	364,443
Series 2344, Cl. FP, 2.427% [LIBOR01M+95], 8/15/31[2]	235,559	242,083
Series 2392, Cl. FB, 2.077% [LIBOR01M+60], 1/15/29[2]	67,036	68,102
Series 2396, Cl. FE, 2.077% [LIBOR01M+60], 12/15/31[2]	143,348	145,762
Series 2401, Cl. FA, 2.127% [LIBOR01M+65], 7/15/29[2]	89,514	90,994
Series 2427, Cl. ZM, 6.50%, 3/15/32	77,284	85,001
Series 2464, Cl. FI, 2.477% [LIBOR01M+100], 2/15/32[2]	134,809	138,048
Series 2470, Cl. LF, 2.477% [LIBOR01M+100], 2/15/32[2]	137,921	141,236

2 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2471, Cl. FD, 2.477% [LIBOR01M+100], 3/15/32[2]	$187,722	$192,281
Series 2481, Cl. AF, 2.027% [LIBOR01M+55], 3/15/32[2]	109,647	111,203
Series 2500, Cl. FD, 1.977% [LIBOR01M+50], 3/15/32[2]	211,467	212,692
Series 2504, Cl. FP, 1.977% [LIBOR01M+50], 3/15/32[2]	213,438	214,557
Series 2526, Cl. FE, 1.877% [LIBOR01M+40], 6/15/29[2]	247,761	248,086
Series 2530, Cl. FD, 1.977% [LIBOR01M+50], 2/15/32[2]	268,786	270,167
Series 2538, Cl. F, 2.077% [LIBOR01M+60], 12/15/32[2]	28,154	28,576
Series 2550, Cl. FI, 1.827% [LIBOR01M+35], 11/15/32[2]	65,901	66,166
Series 2551, Cl. FD, 1.877% [LIBOR01M+40], 1/15/33[2]	228,497	228,728
Series 2564, Cl. MP, 5.00%, 2/15/18	102,131	102,235
Series 2585, Cl. HJ, 4.50%, 3/15/18	51,136	51,180
Series 2627, Cl. KM, 4.50%, 6/15/18	43,189	43,282
Series 2630, Cl. MB, 4.50%, 6/15/18	56,363	56,496
Series 2635, Cl. AG, 3.50%, 5/15/32	1,495,216	1,520,061
Series 2668, Cl. AZ, 4.00%, 9/15/18	27,325	27,387
Series 2676, Cl. KY, 5.00%, 9/15/23	631,583	664,260
Series 2707, Cl. QE, 4.50%, 11/15/18	258,362	259,798
Series 2708, Cl. N, 4.00%, 11/15/18	175,587	175,992
Series 2764, Cl. OE, 4.50%, 3/15/19	350,666	352,976
Series 2770, Cl. TW, 4.50%, 3/15/19	1,036,440	1,047,018
Series 2786, Cl. JD, 4.50%, 4/15/19	1,101,830	1,106,917
Series 2843, Cl. BC, 5.00%, 8/15/19	105,132	106,141
Series 3010, Cl. WB, 4.50%, 7/15/20	690,293	703,595
Series 3025, Cl. SJ, 19.334% [(3.667) x LIBOR01M+2,475], 8/15/35[2]	66,520	96,820
Series 3134, Cl. FA, 1.777% [LIBOR01M+30], 3/15/36[2]	3,558,457	3,560,830
Series 3342, Cl. FT, 1.927% [LIBOR01M+45], 7/15/37[2]	314,950	316,305
Series 3645, Cl. EH, 3.00%, 12/15/20	1,038,314	1,043,603
Series 3659, Cl. DE, 2.00%, 3/15/19	221,805	221,359
Series 3740, Cl. NP, 2.00%, 1/15/37	344,746	344,604
Series 3741, Cl. PA, 2.15%, 2/15/35	900,067	899,941
Series 3804, Cl. WJ, 3.50%, 3/15/39	745,195	748,417
Series 3815, Cl. BD, 3.00%, 10/15/20	68,631	68,810
Series 3822, Cl. JA, 5.00%, 6/15/40	87,526	89,875
Series 3840, Cl. CA, 2.00%, 9/15/18	47,707	47,615
Series 3848, Cl. WL, 4.00%, 4/15/40	1,367,128	1,395,859
Series 3857, Cl. GL, 3.00%, 5/15/40	1,377,174	1,391,440
Series 3887, Cl. NC, 3.00%, 7/15/26	590,571	596,366
Series 3917, Cl. BA, 4.00%, 6/15/38	548,266	557,016
Series 3935, Cl. NA, 3.50%, 10/15/26	3,006,288	3,056,313
Series 3974, Cl. C, 3.00%, 1/15/26	15,998,748	16,183,780
Series 4016, Cl. AB, 2.00%, 9/15/25	8,354,863	8,324,384
Series 4109, Cl. KD, 3.00%, 5/15/32	379,263	380,034
Series 4221, Cl. HJ, 1.50%, 7/15/23	7,126,102	7,022,485
Series 4253, Cl. TD, 2.00%, 7/15/40	2,369,261	2,362,885
Series 4350, Cl. CA, 2.00%, 10/15/19	119,498	119,551
Series 4399, Cl. A, 2.50%, 7/15/24	657,673	657,644

3 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 4446, Cl. PL, 2.50%, 7/15/38	$3,207,465	$3,172,775
Series 4459, Cl. ND, 5.50%, 4/15/25	250,624	253,741
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	154,854	20,436
Series 2079, Cl. S, 99.999%, 7/17/28[3]	272,421	36,323
Series 2493, Cl. S, 18.16%, 9/15/29[3]	188,760	36,758
Series 2526, Cl. SE, 51.254%, 6/15/29[3]	342,312	59,848
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	2,128,960	181,065
Series 2796, Cl. SD, 89.099%, 7/15/26[3]	83,571	12,240
Series 2920, Cl. S, 13.127%, 1/15/35[3]	1,961,951	304,823
Series 2922, Cl. SE, 11.741%, 2/15/35[3]	347,614	57,424
Series 2981, Cl. AS, 7.464%, 5/15/35[3]	692,165	92,738
Series 3397, Cl. GS, 0.00%, 12/15/37[3,4]	42,858	6,924
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	80,468	7,323
Series 3450, Cl. BI, 14.263%, 5/15/38[3]	2,081,771	309,342
Series 3606, Cl. SN, 17.684%, 12/15/39[3]	585,659	88,947
Series 4136, Cl. MI, 3.494%, 11/15/27[3]	4,211,707	395,820
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 1.977% [LIBOR01M+50], 5/15/36[2]	1,830,369	1,844,238
Federal National Mortgage Assn.:
2.50%, 1/1/33[6]	9,010,000	9,000,793
3.00%, 1/1/33[6]	22,365,000	22,787,209
3.50%, 1/1/48[6]	83,820,000	86,114,834
4.00%, 1/1/48[6]	43,395,000	45,407,579
4.50%, 1/1/48[6]	49,530,000	52,702,706
Federal National Mortgage Assn. Pool:
3.07%, 10/1/18	1,608,996	1,615,310
3.50%, 8/1/40	1,145,148	1,183,425
4.00%, 4/1/24-3/1/31	47,426,179	49,235,687
4.50%, 9/1/18-1/1/27	6,443,729	6,607,593
4.88%, 9/1/19	3,529,762	3,668,979
5.00%, 2/1/18-3/1/25	8,130,818	8,362,424
5.50%, 9/1/19-9/1/25	32,585,899	33,869,675
6.00%, 1/1/21-2/1/40	25,456,295	26,936,781
6.50%, 4/1/18-1/1/34	4,848,591	5,459,700
7.00%, 1/1/30-2/1/36	4,058,506	4,650,933
7.50%, 2/1/27-8/1/33	5,555,175	6,455,138
8.50%, 7/1/32	42,810	45,835
9.00%, 8/1/19	1,156	1,170
9.50%, 11/1/21	345	349
11.00%, 5/20/19-7/20/19	212	214
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	408,108	58,419
Series 254, Cl. 2, 99.999%, 1/25/24[3]	553,129	83,657
Series 294, Cl. 2, 99.999%, 2/25/28[3]	736,986	171,189
Series 301, Cl. 2, 13.011%, 4/25/29[3]	275,169	60,002

4 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 321, Cl. 2, 23.563%, 4/25/32[3]	$1,665,029	$395,199
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	571,651	130,507
Series 331, Cl. 10, 26.16%, 2/25/33[3]	877,322	170,488
Series 331, Cl. 4, 7.876%, 2/25/33[3]	619,585	115,396
Series 331, Cl. 5, 26.994%, 2/25/33[3]	951,699	177,068
Series 331, Cl. 6, 13.082%, 2/25/33[3]	938,234	195,234
Series 334, Cl. 10, 5.437%, 2/25/33[3]	369,773	65,953
Series 339, Cl. 15, 5.552%, 10/25/33[3]	316,078	72,577
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	610,259	126,860
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	635,448	126,524
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	450,214	92,899
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	221,447	48,418
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	663,853	147,225
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	348,485	70,782
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.35%, 9/25/32[5]	121,191	105,796
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1988-7, Cl. Z, 9.25%, 4/25/18	219	220
Series 1991-109, Cl. Z, 8.50%, 9/25/21	5,497	5,825
Series 1997-16, Cl. PD, 7.00%, 3/18/27	556,949	611,426
Series 1998-59, Cl. Z, 6.50%, 10/25/28	69,163	76,718
Series 1999-54, Cl. LH, 6.50%, 11/25/29	347,812	384,841
Series 2001-69, Cl. PF, 2.552% [LIBOR01M+100], 12/25/31[2]	332,105	339,973
Series 2002-29, Cl. F, 2.552% [LIBOR01M+100], 4/25/32[2]	152,546	156,331
Series 2002-39, Cl. FD, 2.491% [LIBOR01M+100], 3/18/32[2]	329,648	339,144
Series 2002-52, Cl. FD, 2.052% [LIBOR01M+50], 9/25/32[2]	274,815	276,899
Series 2002-53, Cl. FY, 2.052% [LIBOR01M+50], 8/25/32[2]	175,248	175,778
Series 2002-64, Cl. FJ, 2.552% [LIBOR01M+100], 4/25/32[2]	47,012	48,179
Series 2002-65, Cl. FB, 2.552% [LIBOR01M+100], 7/25/32[2]	267,279	273,795
Series 2002-68, Cl. FH, 1.991% [LIBOR01M+50], 10/18/32[2]	93,827	94,270
Series 2002-77, Cl. TF, 2.491% [LIBOR01M+100], 12/18/32[2]	551,018	564,252
Series 2002-82, Cl. FE, 2.552% [LIBOR01M+100], 12/25/32[2]	248,954	255,175
Series 2002-90, Cl. FJ, 2.052% [LIBOR01M+50], 9/25/32[2]	100,277	100,691
Series 2002-90, Cl. FM, 2.052% [LIBOR01M+50], 9/25/32[2]	96,420	96,819
Series 2003-100, Cl. PA, 5.00%, 10/25/18	405,072	406,812
Series 2003-112, Cl. AN, 4.00%, 11/25/18	105,421	105,939
Series 2003-116, Cl. FA, 1.952% [LIBOR01M+40], 11/25/33[2]	168,995	169,190
Series 2003-119, Cl. FK, 2.052% [LIBOR01M+50], 5/25/18[2]	12,864	12,872
Series 2003-130, Cl. CS, 10.996% [(2) x LIBOR01M+1,410], 12/25/33[2]	196,856	209,144
Series 2003-21, Cl. FK, 1.952% [LIBOR01M+40], 3/25/33[2]	14,003	14,022
Series 2003-26, Cl. XF, 2.002% [LIBOR01M+45], 3/25/23[2]	193,270	193,538
Series 2003-84, Cl. GE, 4.50%, 9/25/18	94,758	95,211
Series 2004-25, Cl. PC, 5.50%, 1/25/34	171,812	174,047
Series 2004-72, Cl. FB, 2.052% [LIBOR01M+50], 9/25/34[2]	1,578,347	1,585,431
Series 2005-109, Cl. AH, 5.50%, 12/25/25	2,727,775	2,878,391
Series 2005-45, Cl. XA, 1.892% [LIBOR01M+34], 6/25/35[2]	2,268,503	2,275,818
Series 2005-67, Cl. BF, 1.902% [LIBOR01M+35], 8/25/35[2]	899,610	898,941

5 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2005-85, Cl. FA, 1.902% [LIBOR01M+35], 10/25/35[2]	$1,787,988	$1,788,545
Series 2006-11, Cl. PS, 18.876% [(3.667) x
LIBOR01M+2,456.67], 3/25/36[2]	314,819	491,602
Series 2006-46, Cl. SW, 18.508% [(3.667) x
LIBOR01M+2,419.92], 6/25/36[2]	261,328	389,359
Series 2006-50, Cl. KS, 18.509% [(3.667)
x LIBOR01M+2,420], 6/25/36[2]	203,980	309,785
Series 2006-50, Cl. SK, 18.509% [(3.667) x
LIBOR01M+2,420], 6/25/36[2]	79,249	119,709
Series 2007-113, Cl. DB, 4.50%, 12/25/22	3,013,915	3,063,668
Series 2007-79, Cl. FA, 2.002% [LIBOR01M+45], 8/25/37[2]	412,752	413,151
Series 2008-14, Cl. BA, 4.25%, 3/25/23	180,188	181,479
Series 2008-15, Cl. JN, 4.50%, 2/25/23	947,119	959,043
Series 2008-24, Cl. DY, 5.00%, 4/25/23	53,041	53,568
Series 2008-75, Cl. DB, 4.50%, 9/25/23	328,305	330,029
Series 2008-77, Cl. EB, 4.50%, 9/25/23	856,270	872,413
Series 2009-113, Cl. DB, 3.00%, 12/25/20	1,264,954	1,269,241
Series 2009-36, Cl. FA, 2.492% [LIBOR01M+94], 6/25/37[2]	2,060,840	2,106,831
Series 2009-37, Cl. HA, 4.00%, 4/25/19	328,934	329,226
Series 2009-70, Cl. NL, 3.00%, 8/25/19	502,974	503,356
Series 2009-70, Cl. NT, 4.00%, 8/25/19	84,697	85,017
Series 2009-70, Cl. TL, 4.00%, 8/25/19	343,059	343,801
Series 2010-137, Cl. CJ, 2.50%, 12/25/25	6,033,610	6,055,314
Series 2010-43, Cl. KG, 3.00%, 1/25/21	216,408	217,399
Series 2010-99, Cl. DP, 3.00%, 8/25/39	2,790,402	2,806,859
Series 2011-104, Cl. MA, 2.50%, 10/25/26	420,741	420,860
Series 2011-122, Cl. EC, 1.50%, 1/25/20	831,582	827,185
Series 2011-15, Cl. DA, 4.00%, 3/25/41	965,641	983,397
Series 2011-3, Cl. EL, 3.00%, 5/25/20	2,031,876	2,036,290
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,524,131	1,613,096
Series 2011-38, Cl. AH, 2.75%, 5/25/20	47,788	47,787
Series 2011-44, Cl. EA, 3.00%, 6/25/24	184,975	185,728
Series 2011-45, Cl. NG, 3.00%, 3/25/25	227,410	228,937
Series 2011-45, Cl. TE, 3.00%, 3/25/25	469,804	472,873
Series 2011-50, Cl. PA, 4.00%, 12/25/40	1,043,684	1,073,316
Series 2011-58, Cl. AC, 2.50%, 6/25/24	741,852	742,554
Series 2011-6, Cl. BA, 2.75%, 6/25/20	361,554	363,686
Series 2011-82, Cl. AD, 4.00%, 8/25/26	706,395	712,401
Series 2011-88, Cl. AB, 2.50%, 9/25/26	111,081	111,132
Series 2011-90, Cl. AL, 3.50%, 9/25/23	896,957	912,345
Series 2012-127, Cl. DH, 4.00%, 11/25/27	4,220,675	4,311,481
Series 2012-20, Cl. FD, 1.952% [LIBOR01M+40], 3/25/42[2]	465,053	465,468
Series 2013-100, Cl. CA, 4.00%, 3/25/39	8,795,680	9,061,640
Series 2013-22, Cl. JA, 3.50%, 3/25/43	1,077,642	1,083,580
Series 2014-66, Cl. QE, 2.00%, 1/25/40	15,424,144	15,332,111
Series 2015-61, Cl. PA, 2.00%, 5/25/44	2,745,190	2,694,963

6 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.- Backed Security:
Series 2001-63, Cl. SD, 40.218%, 12/18/31[3]	$239,348	$42,451
Series 2001-68, Cl. SC, 25.909%, 11/25/31[3]	220,973	39,059
Series 2001-81, Cl. S, 17.55%, 1/25/32[3]	156,962	29,350
Series 2002-28, Cl. SA, 6.517%, 4/25/32[3]	159,803	29,762
Series 2002-38, Cl. SO, 14.861%, 4/25/32[3]	298,156	52,491
Series 2002-39, Cl. SD, 44.75%, 3/18/32[3]	319,932	63,031
Series 2002-48, Cl. S, 21.707%, 7/25/32[3]	257,303	50,391
Series 2002-52, Cl. SD, 46.698%, 9/25/32[3]	274,815	55,941
Series 2002-52, Cl. SL, 17.264%, 9/25/32[3]	166,870	32,191
Series 2002-53, Cl. SK, 45.974%, 4/25/32[3]	186,674	37,612
Series 2002-56, Cl. SN, 20.918%, 7/25/32[3]	349,461	68,440
Series 2002-60, Cl. SM, 0.00%, 8/25/32[3,4]	421,463	68,618
Series 2002-77, Cl. IS, 41.444%, 12/18/32[3]	426,769	90,335
Series 2002-77, Cl. SH, 15.246%, 12/18/32[3]	222,714	42,618
Series 2002-9, Cl. MS, 19.553%, 3/25/32[3]	257,625	47,526
Series 2003-33, Cl. IA, 16.651%, 5/25/33[3]	52,242	10,918
Series 2003-33, Cl. SP, 8.964%, 5/25/33[3]	560,040	124,083
Series 2003-4, Cl. S, 6.289%, 2/25/33[3]	309,354	67,129
Series 2005-12, Cl. SC, 28.255%, 3/25/35[3]	163,233	23,083
Series 2005-14, Cl. SE, 21.06%, 3/25/35[3]	2,425,037	336,750
Series 2005-40, Cl. SA, 33.861%, 5/25/35[3]	1,015,239	139,803
Series 2005-52, Cl. JH, 39.935%, 5/25/35[3]	518,898	74,246
Series 2005-63, Cl. SA, 3.654%, 10/25/31[3]	848,874	134,700
Series 2005-63, Cl. X, 39.336%, 10/25/31[3]	10,049	258
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	10,256	979
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	18,863	767
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	11,578	124
Series 2011-96, Cl. SA, 5.834%, 10/25/41[3]	441,753	66,833
Series 2012-134, Cl. SA, 5.053%, 12/25/42[3]	1,375,927	272,492
Series 2012-40, Cl. PI, 8.403%, 4/25/41[3]	210,994	31,485
Series 2013-2, Cl. IA, 7.979%, 2/25/43[3]	992,773	186,830
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 0.00%, 10/15/29[3,4]	12,845,332	25,432
Series 2001-3, Cl. IO, 0.00%, 10/15/31[3,4]	5,873,665	19,075
Series 2002-2, Cl. IO, 0.00%, 1/15/32[3,7]	15,448,690	42,711
Series 2002-3, Cl. IO, 0.00%, 8/15/32[3,4]	20,846,434	253,192
Series 2003-1, Cl. IO, 3.47%, 11/15/32[3]	31,455,131	233,419
		573,509,096

GNMA/Guaranteed—8.0%
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	31,037	34,448
7.00%, 1/15/28-9/15/29	274,112	295,789
7.50%, 6/15/28-8/15/28	305,455	312,730
8.00%, 9/15/28	6,513	6,534
10.50%, 11/15/18-5/15/19	2,787	2,797

7 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn. II Pool:
3.50%, 1/1/48[6]	$17,375,000	$17,975,795
4.00%, 1/1/48[6]	59,325,000	61,880,610
7.00%, 1/20/30	25,444	29,698
11.00%, 10/20/19	3,971	3,988
Government National Mortgage Assn., Interest-Only Stripped Mtg.- Backed Security:
Series 2002-76, Cl. SG, 32.694%, 10/16/29[3]	135,908	25,083
Series 2011-52, Cl. HS, 26.199%, 4/16/41[3]	3,254,841	454,602
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	876,057	910,922
Series 2009-66, Cl. CD, 2.50%, 8/16/39	20,883	20,941
Series 2014-167, Cl. WF, 1.811% [LIBOR01M+45], 7/20/44[2]	2,062,052	2,062,140

		84,016,077

Other Agency—0.2%
Federal Home Loan Bank, Series 00-1372, Cl. 1, 4.75%, 5/18/18	2,264,971	2,285,816

Non-Agency—18.0%
Commercial—17.3%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 3.41% [H15T1Y+210], 9/26/35[1,2]	468,024	470,224
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	1,344,110	1,336,980
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 12.227%, 11/13/50[3]	7,824,626	523,213
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C4, Cl. XA, 0.00%, 10/12/50[3,4]	20,662,958	1,635,928
COMM Mortgage Trust, Series 2013-CR7, Cl. D, 4.28%, 3/10/46[1,8]	2,025,000	1,615,829
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K010, Cl. A1, 3.32%, 7/25/20	1,534,321	1,547,673
Series K027, Cl. A2, 2.637%, 1/25/23	3,500,000	3,532,034
Series K028, Cl. A2, 3.111%, 2/25/23	3,400,000	3,506,000
Series K029, Cl. A2, 3.32%, 2/25/23[8]	4,500,000	4,683,628
Series K030, Cl. A2, 3.25%, 4/25/23[8]	3,820,000	3,964,722
Series K033, Cl. A2, 3.06%, 7/25/23[8]	2,000,000	2,056,135
Series K034, Cl. A2, 3.531%, 7/25/23[8]	4,550,000	4,784,265
Series K035, Cl. A1, 2.615%, 3/25/23	6,500,094	6,545,306
Series K040, Cl. A1, 2.768%, 4/25/24	13,041,753	13,204,454
Series K041, Cl. A1, 2.72%, 8/25/24	10,444,350	10,545,860
Series K042, Cl. A1, 2.267%, 6/25/24	5,373,741	5,337,513
Series K043, Cl. A1, 2.532%, 10/25/23	7,605,279	7,642,988
Series K044, Cl. A1, 2.321%, 3/25/24	13,609,073	13,547,639
Series K045, Cl. A1, 2.493%, 11/25/24	10,892,100	10,928,234
Series K046, Cl. A1, 2.697%, 1/25/25	9,345,421	9,424,298
Series K047, Cl. A1, 2.827%, 12/25/24	10,335,598	10,488,203
Series K048, Cl. A1, 2.689%, 12/25/24	9,244,555	9,331,122
Series K053, Cl. A1, 2.548%, 2/25/25	2,630,159	2,637,034
Series K707, Cl. A2, 2.22%, 12/25/18	20,000,000	20,026,604
Federal National Mortgage Assn., Alternative Credit Enhancement Securities:
Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,270,587	1,242,913

8 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
Commercial (Continued)
Federal National Mortgage Assn., Alternative Credit Enhancement Securities: (Continued)
Series 2017-M13, Cl. FA, 1.638% [LIBOR01M+40], 10/25/24[2]	$4,997,673	$5,002,187
FREMF Mortgage Trust:
Series 2011-K702, Cl. B, 4.774%, 4/25/44[1,8]	410,000	410,120
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,8]	805,000	793,747
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,8]	550,000	542,778
Series 2013-K27, Cl. C, 3.495%, 1/25/46[1,8]	850,000	834,396
Series 2014-K36, Cl. C, 4.36%, 12/25/46[1,8]	3,250,000	3,303,040
Series 2014-K38, Cl. C, 4.635%, 6/25/47[1,8]	5,250,000	5,397,035
Series 2014-K714, Cl. C, 3.849%, 1/25/47[1,8]	2,500,000	2,507,573
Series 2014-K715, Cl. C, 4.125%, 2/25/46[1,8]	2,205,000	2,241,774
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 3.595%, 4/21/34[8]	471,387	482,300
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Cl. D, 4.369%, 8/15/46[1,8]	1,700,000	1,471,807
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017- HR2, Cl. XA, 10.107%, 12/15/50[3]	6,820,000	421,183
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.968%, 11/26/36[1,8]	1,814,316	1,811,785
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.149%, 6/26/46[1,8]	909,558	910,843
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 1.757% [LIBOR01M+35], 12/7/20[2]	2,770,744	2,775,770
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.399%, 8/25/34[8]	636,186	640,034
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2017-C5, Cl. XA, 11.683%, 11/15/50[3]	13,182,862	953,549
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 0.00%, 12/15/50[3,4]	9,455,000	681,578

		181,740,298

Residential—0.7%
Bear Stearns ARM Trust, Series 2005-2, Cl. A1, 3.26% [H15T1Y+245], 3/25/35[2]	1,207,343	1,223,256
Citigroup Mortgage Loan Trust, Inc.:
Series 2012-8, Cl. 1A1, 3.51%, 10/25/35[1,8]	771,654	775,567
Series 2014-8, Cl. 1A1, 1.791% [US0001M+29], 7/20/36[1,2]	2,224,011	2,185,620
Connecticut Avenue Securities, Series 2017-C03, Cl. 1M1, 2.502% [US0001M+95], 10/25/29[2]	688,395	693,983
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.522%, 7/25/35[8]	712,852	718,104
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	76,194	68,045
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,116,550	1,051,260
Structured Agency Credit Risk Debt Nts., Series 2016-HQA1, Cl. M1, 3.302% [US0001M+175], 9/25/28[2]	515,691	516,745

9 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 3.453%, 10/25/33[8]	$540,791	$547,886
		7,780,466
Total Mortgage-Backed Obligations (Cost $847,298,118)		849,331,753

U.S. Government Obligations—35.7%
Federal Home Loan Mortgage Corp. Nts.:
1.625%, 9/29/20	123,480,000	122,109,372
1.875%, 11/17/20	123,337,000	122,732,525
Federal National Mortgage Assn. Nts.:
1.50%, 7/30/20	28,203,000	27,862,731
1.875%, 4/5/22	30,000,000	29,631,510
1.875%, 9/24/26	4,158,000	3,923,019
2.00%, 10/5/22	70,000,000	69,162,170
Total U.S. Government Obligations (Cost $378,529,126)		375,421,327

	Shares
Investment Company—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.22%[9,10] (Cost $1,000,000)	1,000,000	1,000,000
Total Investments, at Value (Cost $1,289,356,311)	122.6%	1,288,478,784
Net Other Assets (Liabilities)	(22.6)	(237,429,956)
Net Assets	100.0%	$1,051,048,828

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $57,038,657 or 5.43% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $11,633,875 or 1.11% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $613,216 or 0.06% of the Fund’s net assets at period end.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

7. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

10 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Footnotes to Statement of Investments (Continued)

8. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

9. Rate shown is the 7-day yield at period end.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30, 2017	Gross Additions	Gross Reductions	December 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	1,000,000	—	—	1,000,000
	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$1,000,000	$2,625	$—	$—

Futures Contracts as of December 31, 2017

Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
United States Treasury Long Bonds	Sell	3/20/18	5	USD 753	$765,000	$(11,727)
United States Treasury Nts., 10 yr.	Sell	3/20/18	1,456	USD 181,602	180,612,250	989,999
United States Treasury Nts., 2 yr.	Sell	3/29/18	1,745	USD 373,992	373,620,861	371,360
United States Treasury Nts., 5 yr.	Sell	3/29/18	77	USD 8,988	8,944,633	43,168
United States Ultra Bonds	Buy	3/20/18	4	USD 666	670,625	4,772

						$1,397,572

Glossary: Definitions
D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month

11 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

1. Organization

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event

12 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

2. Securities Valuation (Continued)

has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

13 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$62,725,704	$—	$62,725,704
Mortgage-Backed Obligations	—	849,331,753	—	849,331,753
U.S. Government Obligations	—	375,421,327	—	375,421,327
Investment Company	1,000,000	—	—	1,000,000

Total Investments, at Value	1,000,000	1,287,478,784	—	1,288,478,784
Other Financial Instruments:
Futures contracts	1,409,299	—	—	1,409,299

Total Assets	$2,409,299	$1,287,478,784	$—	$1,289,888,083

Liabilities Table
Other Financial Instruments:
Futures contracts	$(11,727)	$—	$—	$(11,727)

Total Liabilities	$(11,727)	$—	$—	$(11,727)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF

14 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

3. Investments and Risks (Continued)

is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$311,864,090
Sold securities	16,142,837

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

15 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the counterparty pledged $11,000 of collateral to the Fund for forward roll transactions.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but

16 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

5. Use of Derivatives (Continued)

not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments.

17 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $1,617,258 and $401,063,280 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will

18 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

5. Use of Derivatives (Continued)

typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

19 OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/16/2018